9. Inventories (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Inventories Details 1
Balance at the beginning of the year	R$ (12,509)	R$ (12,444)
Addition	(5,023)	(3,059)
Write-off	4,724	2,994
Balance at the end of the year	R$ (12,808)	R$ (12,509)